Income Taxes (Details) - Schedule of deferred income tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Accounts receivable	$ 5,123	$ 4,295
Inventories	2,807	4,413
Reserves and other accruals	3,062	5,903
Lease liabilities	20,668	22,203
Section 174 Costs	2,601
Credits and other	1,965	2,144
Net operating losses	9,921	6,102
Gross deferred tax assets	46,147	45,060
Valuation allowance	(24,128)	(5,543)
Total deferred tax assets, net	22,019	39,517
Deferred tax liabilities:
Prepaid expenses	(864)	(798)
Other	(773)	(621)
ROU	(19,514)	(21,212)
Property and equipment		(3,219)
Long-term investment		(300)
Total deferred tax liabilities	(21,151)	(26,150)
Net deferred tax assets	$ 868	$ 13,367